SCHEDULE OF INVESTMENTS

Small Cap Core (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Alternative Carriers – 4.3%
Vonage Holdings Corp.(A)	851	$8,540

Total Communication Services - 4.3%		8,540

Consumer Discretionary
Apparel Retail – 3.7%
Boot Barn Holdings, Inc.(A)	149	4,393
DSW, Inc., Class A(A)	138	3,055

		7,448

Casinos & Gaming – 2.4%
Red Rock Resorts, Inc., Class A	184	4,746

Education Services – 4.3%
Grand Canyon Education, Inc.(A)	74	8,519

Specialized Consumer Services – 1.8%
OneSpaWorld Holdings Ltd.(A)	260	3,554

Total Consumer Discretionary - 12.2%		24,267

Consumer Staples
Packaged Foods & Meats – 6.3%
Nomad Foods Ltd.(A)	354	7,235
TreeHouse Foods, Inc.(A)	83	5,339

		12,574

Total Consumer Staples - 6.3%		12,574

Energy
Oil & Gas Equipment & Services – 0.8%
Cactus, Inc., Class A(A)	47	1,659

Oil & Gas Exploration & Production – 1.5%
Magnolia Oil & Gas Corp.(A)	245	2,942

Total Energy - 2.3%		4,601

Financials
Consumer Finance – 1.0%
Green Dot Corp., Class A(A)	34	2,080

Multi-Line Insurance – 2.6%
Kemper Corp.	68	5,140

Property & Casualty Insurance – 3.3%
Argo Group International Holdings Ltd.	49	3,447
Old Republic International Corp.	143	2,996

		6,443

Regional Banks – 6.5%
Chemical Financial Corp.	100	4,129
Webster Financial Corp.	173	8,745

		12,874

Thrifts & Mortgage Finance – 2.7%
MGIC Investment Corp.(A)	400	5,277

Total Financials - 16.1%		31,814

Health Care
Health Care Equipment – 2.9%
Insulet Corp.(A)	31	2,957
Tandem Diabetes Care, Inc.(A)	43	2,743

		5,700

Health Care Facilities – 0.9%
Encompass Health Corp.	30	1,770

Health Care Services – 2.3%
Chemed Corp.	14	4,481

Health Care Supplies – 2.8%
Cerus Corp.(A)	246	1,534
ICU Medical, Inc.(A)	9	2,034
STAAR Surgical Co.(A)	60	2,055

		5,623

Life Sciences Tools & Services – 0.5%
TECHNE Corp.	5	995

Total Health Care - 9.4%		18,569

Industrials
Aerospace & Defense – 1.4%
Cubic Corp.	51	2,874

Airlines – 0.8%
Spirit Airlines, Inc.(A)	29	1,522

Environmental & Facilities Services – 2.2%
Clean Harbors, Inc.(A)	60	4,277

Industrial Machinery – 5.5%
Crane Co.	54	4,553
Gardner Denver Holdings, Inc.(A)	95	2,632
RBC Bearings, Inc.(A)	22	2,747
Rexnord Corp.(A)	40	1,008

		10,940

Research & Consulting Services – 1.0%
ICF International, Inc.	25	1,887

Security & Alarm Services – 2.3%
Brink’s Co. (The)	62	4,638

Total Industrials - 13.2%		26,138

Information Technology
Application Software – 7.0%
Everbridge, Inc.(A)	71	5,318
Pluralsight, Inc., Class A(A)	130	4,132
Q2 Holdings, Inc.(A)	65	4,488

		13,938

Data Processing & Outsourced Services – 5.0%
Cardtronics plc, Class A(A)	166	5,921
EVERTEC, Inc.	107	2,989
GreenSky, Inc., Class A(A)	72	937

		9,847

IT Consulting & Other Services – 2.9%
CACI International, Inc., Class A(A)	18	3,331
Switch, Inc., Class A	224	2,312

		5,643

Systems Software – 2.7%
PROS Holdings, Inc.(A)	129	5,439

Technology Distributors – 1.6%
Avnet, Inc.	72	3,105

Total Information Technology - 19.2%		37,972

Materials
Commodity Chemicals – 1.1%
Cabot Corp.	53	2,219

Specialty Chemicals – 1.1%
Livent Corp.(A)	175	2,143

Total Materials - 2.2%		4,362

Real Estate
Health Care REITs – 1.0%
Physicians Realty Trust	98	1,851

Hotel & Resort REITs – 1.2%
Gaylord Entertainment Co.	29	2,377

Industrial REITs – 2.8%
Americold Realty Trust	70	2,148
STAG Industrial, Inc.	117	3,463

		5,611

Retail REITs – 2.1%
Agree Realty Corp.	60	4,135

Total Real Estate - 7.1%		13,974

Utilities
Electric Utilities – 3.6%
ALLETE, Inc.	34	2,763
IDACORP, Inc.	31	3,116
Portland General Electric Co.	25	1,270

		7,149

Gas Utilities – 1.9%
ONE Gas, Inc.	43	3,800

Independent Power Producers & Energy Traders – 0.9%
Black Hills Corp.	23	1,666

Total Utilities - 6.4%		12,615

TOTAL COMMON STOCKS – 98.7%		$195,426

(Cost: $183,155)

SHORT-TERM SECURITIES	Principal
Master Note - 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(B)	$1,836	1,836

TOTAL SHORT-TERM SECURITIES – 0.9%		$1,836

(Cost: $1,836)

TOTAL INVESTMENT SECURITIES – 99.6%		$197,262

(Cost: $184,991)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		778

NET ASSETS – 100.0%		$198,040

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$195,426	$—	$—
Short-Term Securities	—	1,836	—

Total	$195,426	$1,836	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$184,991

Gross unrealized appreciation	17,939
Gross unrealized depreciation	(5,668)

Net unrealized appreciation	$12,271